Transactions with Related Parties - Tsakos Energy Management Limited (Details) - Tsakos Energy Management Limited - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Monthly fee for supervisory services, per vessel	$ 20,400
Supervisory services expenses	$ 0	$ 500,000